Leases (Tables)	12 Months Ended
Dec. 31, 2015
Future Minimum Lease payments for Long-term Non-cancelable Lease agreements the following is a schedule, by year, of future minimum lease payments required under the long-term non-cancelable lease agreements (in thousands).

2016	$163
2017	115
2018	83
2019	28
2020	—
Thereafter	—

$389